September 22, 2011

Securities and Exchange Commission

100 F Street NE

Washington, DC 20549

Re:          Allianz Funds Multi-Strategy Trust (Reg. 333-148624) (811-22167)

Allianz Global Investors Solutions 2015 Fund

Allianz Global Investors Solutions 2020 Fund

Allianz Global Investors Solutions 2030 Fund

Allianz Global Investors Solutions 2040 Fund

Allianz Global Investors Solutions 2050 Fund

Allianz Global Investors Solutions Retirement Income Fund

Ladies and Gentlemen:

We are filing the referenced amendment pursuant to Rule 497(e) under the Securities Act of 1933, as amended, to submit an exhibit in interactive data form with revised risk/return summary information from the supplement dated September 1, 2011 (Accession no. 0000 950123-11-081892).

Any comments or questions on this filing should be directed to Angela Borreggine at (212) 739-3213.

Very truly yours,

/s/ Angela Borreggine
Angela Borreggine
Senior Vice President and Senior Counsel

cc: Ropes & Gray LLP

Allianz Global Investors of America L.P.

1633 Broadway

New York, NY 10019

212.739.3000